Filed under Rules 497(e) and 497(k)

Registration No. 002-86188

Anchor Series Trust

SA PGI Asset Allocation Portfolio

(the “Portfolio”)

Supplement dated February 6, 2020

to the Portfolio’s Summary Prospectus and Prospectus, each dated

May 1, 2019, as supplemented and amended to date

Effective immediately, Charles D. Averill is no longer a Portfolio Manager of the Portfolio. Accordingly, all references to Mr. Averill are deleted from the Portfolio’s Summary Prospectus and Prospectus.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus or Prospectus, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-03311Y-PAA1 (2/20)